Document and Entity Information	0 Months Ended
Jan. 28, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jan. 28, 2013
Registrant Name	Neuberger Berman Equity Funds
Central Index Key	0000044402
Amendment Flag	false
Document Creation Date	Jan. 28, 2013
Document Effective Date	Jan. 28, 2013
Prospectus Date	Dec. 15, 2012